General Information - Additional Information (Detail)						12 Months Ended
	Mar. 01, 2017	Sep. 01, 2016	Aug. 12, 2016 $ / shares shares	Jul. 01, 2015	Aug. 06, 2014 $ / shares shares	Dec. 31, 2016 entity terminal $ / shares shares	Apr. 25, 2017 $ / shares	Mar. 02, 2017 $ / shares	Jan. 31, 2017 $ / shares	Dec. 31, 2015 shares
General Information [Line Items]
VTTI Energy Partners LP formation date						Apr. 11, 2014
Voting interest (as a percent)					51.00%	51.00%
Common unit, shares outstanding (in shares)						25,595,500				20,125,000
Subordinated unit, shares outstanding (in shares)						20,125,000				20,125,000
Minimum quarterly distribution per unit (in dollars per share) | $ / shares					$ 0.2625	$ 0.2625
Common units offered (in shares)					20,125,000
Limited partner interest (as a percent)					49.00%
Limited partner interest per unit (in dollars per share) | $ / shares					$ 21.00
General partner interest (as a percent)						2.00%
Economic interest (as a percent)					36.00%
Voting control (as a percent)						50.00%
General Partner [Member]
General Information [Line Items]
General partner interest (as a percent)						2.00%
General Partner [Member] | Maximum [Member]
General Information [Line Items]
Partners interest distribution (as a percent)					48.00%
Subsidiary of Common Parent [Member]
General Information [Line Items]
Indirect interest (as a percent)						90.00%
Number of majority owned operating entities | entity						2
VTTI MLP B.V [Member]
General Information [Line Items]
Indirect interest (as a percent)				42.60%		51.00%
Number of terminals owns | terminal						6
Economic interest (as a percent)						100.00%
Profit shares to general partner (as a percent)					0.72%
Profit shares (as a percent)					35.28%
Voting interest (as a percent)					51.00%
Common unit, shares outstanding (in shares)					20,125,000
Subordinated unit, shares outstanding (in shares)					20,125,000
Additional indirect interest (as a percent)		8.40%		6.60%
VTTI B.V. [Member]
General Information [Line Items]
Economic interest (as a percent)					64.00%	49.00%
MLP Holdings [Member]
General Information [Line Items]
Indirect interest (as a percent)					36.00%
Portfolio ownership (as a percent)					100.00%
MLP Operating [Member]
General Information [Line Items]
Portfolio ownership (as a percent)					90.00%
VTTI Energy Partners GP LLC [Member]
General Information [Line Items]
General partner interest in partnership (as a percent)					2.00%
Euro Tank Terminal B.V. [Member] | Subsidiary of Common Parent [Member]
General Information [Line Items]
Economic interest (as a percent)						90.00%
VTTI Furjairah Terminals Ltd. [Member] | Subsidiary of Common Parent [Member]
General Information [Line Items]
Economic interest (as a percent)						90.00%
Common Units [Member]
General Information [Line Items]
Common unit, shares outstanding (in shares)						24,300,164
Subordinated unit, shares outstanding (in shares)						1,295,336
Limited partner interest (as a percent)						52.10%
Shares issued (in shares)			5,250,000
Common Units [Member] | VTTI MLP B.V [Member]
General Information [Line Items]
Shares issued (in shares)			1,295,336
Shares issued, price per share (in dollars per share) | $ / shares			$ 19.30
General Partner Units [Member]
General Information [Line Items]
Shares issued (in shares)			107,142
Subsequent Event [Member]
General Information [Line Items]
Minimum quarterly distribution per unit (in dollars per share) | $ / shares							$ 0.3360		$ 0.3360
Subsequent Event [Member] | VTTI Energy Partners LP [Member] | VTTI B.V. [Member]
General Information [Line Items]
Sale of common units (in dollars per share) | $ / shares								$ 18.75
Sale of common units, premium (as a percent)	3.00%
Sale of common units, consecutive trading (in days)	30 days
Over-Allotment Option [Member] | Common Units [Member]
General Information [Line Items]
Shares issued (in shares)			3,954,664
Shares issued, price per share (in dollars per share) | $ / shares			$ 19.05
Long Term Incentive Plan [Member] | Common Units [Member]
General Information [Line Items]
Number of share issued (in shares)						220,500
Long Term Incentive Plan [Member] | General Partner Units [Member]
General Information [Line Items]
Number of share issued (in shares)						4,500